ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]	17. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As at December 31,
	2020	2019
Trade payables	32,775	24,171
Accrued liabilities	18,972	19,514
	51,747	43,685